Debt - Seatrium Newbuilding Financing (Details) - Seatrium Delivery Financing	1 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2023 rig
Debt Instrument [Line Items]
Number of jack-up rigs scheduled for delivery | rig		2
Final installment amount	$ 147,406,000
Payment of acceleration costs	12,500,000
Revolving credit facility	130,000,000
Year 1 principal repayments	15,000,000
Year 2 principal repayments	$ 15,000,000
Maximum
Debt Instrument [Line Items]
Debt term	4 years
Minimum
Debt Instrument [Line Items]
Debt term	3 years